SCHEDULE OF RECONCILIATION OF EXPECTED INCOME TAX EXPENSES (RECOVERY) (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory tax rate	27.00%	27.00%	27.00%